Fees Summary	Apr. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 896,000.00
Previously Paid Amount	0.00
Total Fee Amount	123.74
Total Offset Amount	0.00
Net Fee	123.74
Narrative - Max Aggregate Offering Price	$ 896,000.00
Final Prospectus	true